Provisions and other non-financial liabilities - Lease Payment Rates (Details) - Other provisions	Dec. 31, 2024 USD ($)
Lithium Carbonate | Price Range One
Disclosure of other provisions [line items]
Lease payment rate	6.80%
Lithium Carbonate | Price Range One | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 0
Lithium Carbonate | Price Range One | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 4,000
Lithium Carbonate | Price Range Two
Disclosure of other provisions [line items]
Lease payment rate	8.00%
Lithium Carbonate | Price Range Two | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 4,000
Lithium Carbonate | Price Range Two | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 5,000
Lithium Carbonate | Price Range Three
Disclosure of other provisions [line items]
Lease payment rate	10.00%
Lithium Carbonate | Price Range Three | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 5,000
Lithium Carbonate | Price Range Three | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 6,000
Lithium Carbonate | Price Range Four
Disclosure of other provisions [line items]
Lease payment rate	17.00%
Lithium Carbonate | Price Range Four | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 6,000
Lithium Carbonate | Price Range Four | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 7,000
Lithium Carbonate | Price Range Five
Disclosure of other provisions [line items]
Lease payment rate	25.00%
Lithium Carbonate | Price Range Five | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 7,000
Lithium Carbonate | Price Range Five | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	10,000
Lithium Carbonate | Price Range Six
Disclosure of other provisions [line items]
Lease payments, product price	$ 10,000
Lease payment rate	40.00%
Lithium Hydroxide | Price Range One
Disclosure of other provisions [line items]
Lease payment rate	6.80%
Lithium Hydroxide | Price Range One | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 0
Lithium Hydroxide | Price Range One | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 5,000
Lithium Hydroxide | Price Range Two
Disclosure of other provisions [line items]
Lease payment rate	8.00%
Lithium Hydroxide | Price Range Two | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 5,000
Lithium Hydroxide | Price Range Two | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 6,000
Lithium Hydroxide | Price Range Three
Disclosure of other provisions [line items]
Lease payment rate	10.00%
Lithium Hydroxide | Price Range Three | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 6,000
Lithium Hydroxide | Price Range Three | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 7,000
Lithium Hydroxide | Price Range Four
Disclosure of other provisions [line items]
Lease payment rate	17.00%
Lithium Hydroxide | Price Range Four | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 7,000
Lithium Hydroxide | Price Range Four | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 10,000
Lithium Hydroxide | Price Range Five
Disclosure of other provisions [line items]
Lease payment rate	25.00%
Lithium Hydroxide | Price Range Five | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 10,000
Lithium Hydroxide | Price Range Five | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	12,000
Lithium Hydroxide | Price Range Six
Disclosure of other provisions [line items]
Lease payments, product price	$ 12,000
Lease payment rate	40.00%
Potassium Chloride | Price Range One
Disclosure of other provisions [line items]
Lease payment rate	3.00%
Potassium Chloride | Price Range One | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 0
Potassium Chloride | Price Range One | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 300
Potassium Chloride | Price Range Two
Disclosure of other provisions [line items]
Lease payment rate	7.00%
Potassium Chloride | Price Range Two | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 300
Potassium Chloride | Price Range Two | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 400
Potassium Chloride | Price Range Three
Disclosure of other provisions [line items]
Lease payment rate	10.00%
Potassium Chloride | Price Range Three | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 400
Potassium Chloride | Price Range Three | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 500
Potassium Chloride | Price Range Four
Disclosure of other provisions [line items]
Lease payment rate	15.00%
Potassium Chloride | Price Range Four | Bottom of range
Disclosure of other provisions [line items]
Lease payments, product price	$ 500
Potassium Chloride | Price Range Four | Top of range
Disclosure of other provisions [line items]
Lease payments, product price	600
Potassium Chloride | Price Range Five
Disclosure of other provisions [line items]
Lease payments, product price	$ 600
Lease payment rate	20.00%